Long-term incentive (“LTI”) plan (Details Narrative) - BRL (R$) R$ in Thousands		9 Months Ended
	Apr. 14, 2021	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Description of transfer of profit to legal reserve		the LTI Program 2018 was fully settled with the delivery of shares in Braskem S.A. held in treasury. Consequently, the difference between the historical cost of the shares held in treasury (R$11,507) and the amount recorded at OCI (R$14,980) was transferred to capital reserve
Treasury shares [member] | L T I Program [Member]
IfrsStatementLineItems [Line Items]
Issue of shares	R$ 847,000	R$ 322,712